Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Selling, General and Administrative Expenses.
Employee compensation	¥ 1,414,177		¥ 449,109	¥ 238,368
Marketing and promotional expenses	1,100,769		264,814	176,383
Rental and related expenses	324,655		162,907	78,897
Depreciation and amortization expenses	82,777		37,923	57,650
Travel expenses	69,079		20,806	20,171
Expected credit losses	6,415
Impairment of property, plant and equipment			30,381	18,066
Others	494,513		152,879	99,844
Total	¥ 3,492,385	$ 548,031	¥ 1,118,819	¥ 689,379